EQUITY (Schedule of Assumptions Used to Value Options) (Details) - yr	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Expected dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility (%)	63.00%	61.00%	63.00%
Risk-free interest rate (%)	3.00%	3.00%	2.00%
Expected life of options (in years)	6	6	6